Income Before Income Taxes (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Income Before Income Taxes
Domestic (including U.S. exports)			$ 12,914	$ 12,611	$ 14,018
Foreign subsidiaries			1,815	1,177	850
Income before income taxes	$ 3,431	$ 3,745	$ 14,729	$ 13,788	$ 14,868